Investments in associates	12 Months Ended
Dec. 31, 2020
Interest In Other Entities [Abstract]
Investments in associates	Investments in associates
The following table provides aggregated summarized financial information for the group’s associates as it relates to the amounts recognized in the group income statement and on the group balance sheet.

					$ million
		Income statement			Balance sheet
		Earnings from associates - after interest and tax			Investments in associates
	2020	2019	2018	2020	2019
Rosneft	(229)	2,295	2,283	11,808	12,927
Other associates	128	386	573	7,167	7,407
	(101)	2,681	2,856	18,975	20,334
The associate that is material to the group at both 31 December 2020 and 2019 is Rosneft.
17. Investments in associates – continued
bp owns 19.75% of the voting shares of Rosneft which are listed on the MICEX stock exchange in Moscow and its global depository receipts are listed on the London Stock Exchange. Rosneft’s largest shareholder is Rosneftegaz JSC (Rosneftegaz), which is wholly owned by the Russian government. At 31 December 2020, Rosneftegaz held 40.4% (2019 50.0% plus one share) of the voting shares of Rosneft.
bp classifies its investment in Rosneft as an associate because, in management’s judgement, bp has significant influence over Rosneft; see Interests in other entities within Note 1 for further information. The group’s investment in Rosneft is a foreign operation whose functional currency is the Russian rouble. The decrease in the group's equity-accounted investment balance for Rosneft at 31 December 2020 compared with 31 December 2019 principally relates to adverse foreign exchange effects, which have been recognized in other comprehensive income, and dividends, partially offset by bp's share of Rosneft’s changes in equity.
During 2020 Rosneft completed a transaction to transfer all of its interest and cease participation in its Venezuelan businesses to a company owned by the government of the Russian Federation. In consideration, Rosneft received shares equal to a 9.6% share of its own equity. The shares are held by a 100% subsidiary of Rosneft and accounted for as treasury shares. Rosneft also entered into share buyback transactions during the year. These are also accounted for as treasury shares. bp retains 19.75% of the voting rights at meetings of Rosneft shareholders and will continue to be entitled to dividends based on its current shareholding. bp’s economic interest, however, increased as a result of its indirect interest in the shares held by the subsidiary of Rosneft. bp’s share of profit or loss of Rosneft reflects its economic interest. At 31 December 2020, bp's economic interest was 22.03%.
On 28 December 2020 Rosneft completed the acquisition of 100% stakes in JSC Taimyrneftegaz and LLC Taimyrburservis, and the sale of a 10% interest in LLC Vostok Oil. A preliminary assessment of the fair values of the assets and liabilities acquired and the consideration transferred in respect of the acquisitions has been undertaken and the further impact, if any, on bp’s accounting for its equity-accounted investment in Rosneft will be updated once this has been finalised.
The value of bp’s 19.75% shareholding in Rosneft based on the quoted market share price of $5.64 per share (2019 $7.21 per share) was $11,804 million at 31 December 2020 (2019 $15,090 million). The value of bp's 22.03% economic interest based on the quoted market share price was $13,167 million at 31 December 2020.

The following table provides summarized financial information relating to Rosneft. This information is presented on a 100% basis and reflects adjustments made by bp to Rosneft’s own results in applying the equity method of accounting. bp adjusts Rosneft’s results for the accounting required under IFRS relating to bp’s purchase of its interest in Rosneft and the amortization of the deferred gain relating to the disposal of bp’s interest in TNK-BP.

			$ million
			Gross amount
	2020	2019	2018
Sales and other operating revenues	82,786	134,046	131,322
Profit before interest and taxation	1,270	17,473	18,886
Finance costs	1,742	1,281	2,785
Profit (loss) before taxation	(472)	16,192	16,101
Taxation	208	3,058	2,957
Non-controlling interests	482	1,514	1,585
Profit (loss) for the year	(1,162)	11,620	11,559
Other comprehensive income	1,653	572	2,086
Total comprehensive income	491	12,192	13,645
Non-current assets	175,978	161,327
Current assets	42,459	38,657
Total assets	218,437	199,984
Current liabilities	49,781	44,459
Non-current liabilities	96,727	79,327
Total liabilities	146,508	123,786
Net assets	71,929	76,198
Less: non-controlling interests	10,897	10,744
	61,032	65,454
The group received dividends, net of withholding tax, of $480 million from Rosneft in 2020 (2019 $785 million and 2018 $620 million).
17. Investments in associates – continued
Summarized financial information for the group’s share of associates is shown below.

									$ million
									bp share
			2020			2019			2018
	Rosneft[a]	Other	Total	Rosneft[a]	Other	Total	Rosneft[a]	Other	Total
Sales and other operating revenues	17,535	5,946	23,481	26,474	7,934	34,408	25,936	9,134	35,070
Profit before interest and taxation	295	276	571	3,451	788	4,239	3,730	1,150	4,880
Finance costs	372	80	452	253	87	340	550	78	628
Profit (loss) before taxation	(77)	196	119	3,198	701	3,899	3,180	1,072	4,252
Taxation	51	67	118	604	315	919	584	499	1,083
Non-controlling interests	101	1	102	299	—	299	313	—	313
Profit (loss) for the year	(229)	128	(101)	2,295	386	2,681	2,283	573	2,856
Other comprehensive income	336	(19)	317	113	(25)	88	412	(1)	411
Total comprehensive income	107	109	216	2,408	361	2,769	2,695	572	3,267
Non-current assets	33,754	11,449	45,203	31,862	11,504	43,366
Current assets	8,238	1,749	9,987	7,635	1,924	9,559
Total assets	41,992	13,198	55,190	39,497	13,428	52,925
Current liabilities	9,535	1,346	10,881	8,781	1,908	10,689
Non-current liabilities	18,558	4,709	23,267	15,667	4,577	20,244
Total liabilities	28,093	6,055	34,148	24,448	6,485	30,933
Net assets	13,899	7,143	21,042	15,049	6,943	21,992
Less: non-controlling interests	2,091	—	2,091	2,122	—	2,122
	11,808	7,143	18,951	12,927	6,943	19,870
Group investment in associates
Group share of net assets (as above)	11,808	7,143	18,951	12,927	6,943	19,870
Loans made by group companies to associates	—	24	24	—	464	464
	11,808	7,167	18,975	12,927	7,407	20,334
[a] In 2014-2019, Rosneft adopted hedge accounting in relation to a portion of highly probable future export revenue denominated in US dollars. Foreign exchange gains and losses arising on the retranslation of borrowings denominated in currencies other than the Russian rouble and designated as hedging instruments were recognized initially in other comprehensive income, and were reclassified to the income statement as the hedged revenue was recognized.

During the year, bp and Reliance Industries completed the formation of a new fuels and mobility venture, Reliance BP Mobility Limited, that will operate across India under the Jio-bp brand. bp invested $1 billion to acquire a 49% stake in the company.
Transactions between the group and its associates are summarized below.

						$ million
Sales to associates		2020		2019		2018
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	855	169	1,544	243	2,064	393

						$ million
Purchases from associates		2020		2019		2018
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
Crude oil and oil products, natural gas, transportation tariff	4,926	1,280	9,503	1,641	14,112	2,069
In addition to the transactions shown in the table above, in 2018 bp acquired a 49% stake in LLC Kharampurneftegaz, a Rosneft subsidiary, which develops resources within the Kharampurskoe and Festivalnoye licence areas in Yamalo-Nenets in northern Russia. bp’s interest in LLC Kharampurneftegaz is accounted for as an associate.
The terms of the outstanding balances receivable from associates are typically 30 to 45 days. The balances are unsecured and will be settled in cash. There are no significant provisions for doubtful debts relating to these balances and no significant expense recognized in the income statement in respect of bad or doubtful debts. Dividends receivable are not included in the table above.
The majority of purchases from associates relate to crude oil and oil products transactions with Rosneft. Sales to associates are related to various entities.
bp has commitments amounting to $10,777 million (2019 $11,198 million), primarily in relation to contracts with its associates for the purchase of transportation capacity. For information on capital commitments in relation to associates see Note 13.
bp's share of impairment charges taken by associates in 2020 was $414 million (2019 $152 million).